IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 74,893	$ 69,475
Impairment	(4,640)	0
Increase (decrease) in foreign currency exchange	(331)	5,418
Closing balance at December 31, 2017	$ 69,922	$ 74,893